GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible Assets Acquired (Details)	Jun. 30, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 32,900,000
Trade Name
Finite-Lived Intangible Assets [Line Items]
Fair Value	900,000
State Insurance Licenses
Finite-Lived Intangible Assets [Line Items]
Fair Value	2,700,000
Customer Relationships - Agents
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 12,600,000
Useful Life	5 years
Customer Relationships - Financial Relationships
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 11,000,000
Useful Life	8 years
Internally Developed and Used Technology—APA
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 1,600,000
Useful Life	2 years
Internally Developed and Used Technology—Market Place
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 100,000
Useful Life	3 years
Non-Compete Agreements
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 4,000,000
Useful Life	2 years